EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to Summary Prospectus dated April 1, 2014

The following changes are effective October 31, 2014:

1.  The name of the Fund is changed to Eaton Vance Hedged Stock Fund.

2.  The following replaces “Fees and Expenses of the Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of the Fund's Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%
Expense Reimbursement(1)	(0.69)%	(0.69)%	(0.69)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	1.90%	0.90%

(1)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares.  This expense reimbursement will continue through March 31, 2015.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$685	$1,057	$1,453	$2,556	$685	$1,057	$1,453	$2,556
Class C shares	$293	$740	$1,314	$2,873	$193	$740	$1,314	$2,873
Class I shares	$92	$434	$800	$1,831	$92	$434	$800	$1,831

3.  The following replaces “Principal Investment Strategies”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks (the “80% Policy”).  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index. Particular stocks owned will not mirror the S&P 500 Index. The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund intends to write (sell) call options and purchase put options on one or more broad-based U.S. stock indices, including put options on exchange-traded funds (“ETFs”) that replicate such indices. The Fund generally intends to write index call options above the current value of the applicable index to seek to generate premium income and to purchase index put options below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.  The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written. As a result of the Fund’s option strategy, the derivatives risk described below may be more significant for the Fund.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements; and covered short sales.

The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio manager looks for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio manager will normally consider selling or trimming securities when he believes such securities have become overvalued, when fundamentals deteriorate or when he identifies other securities that may result in a better opportunity.

4.  “Tax-Managed Investing Risk.” is deleted under “Principal Risks”.

5.  The following replaces “Management”:

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Manager.  The Fund is managed by Charles B. Gaffney, Vice President of Eaton Vance, who has managed the Fund since October 2014.

October 7, 2014

      16447  10.7.14

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to Prospectus dated April 1, 2014

The following changes are effective October 31, 2014:

1.  The name of the Fund is changed to Eaton Vance Hedged Stock Fund.

2.  The following replaces “Fees and Expenses of the Fund” under “Fund Summary”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of the Fund's Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%
Expense Reimbursement(1)	(0.69)%	(0.69)%	(0.69)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	1.90%	0.90%

(1)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares.  This expense reimbursement will continue through March 31, 2015.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$685	$1,057	$1,453	$2,556	$685	$1,057	$1,453	$2,556
Class C shares	$293	$740	$1,314	$2,873	$193	$740	$1,314	$2,873
Class I shares	$92	$434	$800	$1,831	$92	$434	$800	$1,831

3.  The following replaces “Principal Investment Strategies” in “Fund Summary”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks (the “80% Policy”).  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index. Particular stocks owned will not mirror the S&P 500 Index. The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund intends to write (sell) call options and purchase put options on one or more broad-based U.S. stock indices, including put options on exchange-traded funds (“ETFs”) that replicate such indices. The Fund generally intends to write index call options above the current value of the applicable index to seek to generate premium income and to purchase index put options below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.  The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written. As a result of the Fund’s option strategy, the derivatives risk described below may be more significant for the Fund.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements; and covered short sales.

The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio manager looks for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio manager will normally consider selling or trimming securities when he believes such securities have become overvalued, when fundamentals deteriorate or when he identifies other securities that may result in a better opportunity.

4.  “Tax-Managed Investing Risk.” is deleted under “Principal Risks” in “Fund Summary”.

5.  The following replaces “Management” under “Fund Summary”:

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Manager.  The Fund is managed by Charles B. Gaffney, Vice President of Eaton Vance, who has managed the Fund since October 2014.

6.  The following replaces “Management.” under “Management and Organization”:

Management. The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110.   Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $285 billion on behalf of mutual funds, institutional clients and individuals.

Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
up to $1 billion	0.90%
$1 billion up to $3 billion	0.88%
$3 billion up to $5 billion	0.86%
$5 billion and over	0.84%

For the fiscal year ended November 30, 2013, the effective annual rate of investment advisory fee paid to Eaton Vance based on the average daily net assets of the Fund was 0.90%

Charles B. Gaffney has served as the portfolio manager of the Fund since October 2014.  He is a Vice President of Eaton Vance and has managed other Eaton Vance portfolios for more than five years.

The Fund’s semiannual report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities.  Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to the lesser of $2.5 million or its actual expenses incurred in performing such services.

7.  The following replaces the first four paragraphs under “Additional Tax Information”:

The Fund intends to declare and pay distributions annually.  Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period.  Different Classes of the Fund will generally distribute different dividend amounts.  The Fund intends to distribute any net realized capital gains, if any, annually.

October 7, 2014

      16442  10.7.14

EATON VANCE RISK-MANAGED EQUITY OPTION FUND

Supplement to Statement of Additional Information dated April 1, 2014

The following changes are effective October 31, 2014:

1.  The name of the Fund is changed to Eaton Vance Hedged Stock Fund.

2.  The following replaces the second table under “Strategies and Risks”:

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
(1) Asset Coverage	√
(2) Average Effective Maturity
(3) Borrowing for Investment Purposes	√
(4) Borrowing for Temporary Purposes	√
(5) Diversified Status	√
(6) Dividend Capture Trading
(7) Duration
(8) Events Regarding FNMA and FHLMC
(9) Fund Investing in a Portfolio
(10) Investments in the Subsidiary
(11) Loan Facility
(12) Option Strategy	√
(13) Participation in the ReFlow Liquidity Program	√
(14) Portfolio Turnover	√
(15) Securities Lending	√
(16) Short-Term Trading
(17) Significant Exposure to Global Natural Resources Companies
(18) Significant Exposure to Health Sciences Companies
(19) Significant Exposure to Smaller Companies
(20) Significant Exposure to Utility and Financial Service Companies
(21) Tax-Managed Investing

3.  The following replaces the second, third and fourth paragraphs under “Investment Advisory Services.” in “Investment Advisory and Administrative Services”:

For a description of the compensation that the Fund pays the investment adviser under its investment advisory agreement, see the Prospectus.  At November 30, 2013, Hedged Stock Fund had net assets of $36,157,039.  For the fiscal years ended November 30, 2013, 2012 and 2011, the Fund paid Eaton Vance advisory fees of $359,636, $653,661 and $1,421,759 of average daily net assets, respectively.  Eaton Vance was allocated $195,521, $176,638 and $205,838 in total of the Fund’s operating expenses for the fiscal years ended November 30, 2013, 2012 and 2011, respectively.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.  The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others.  The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

4.  The paragraph “Information About PRA.” under “Investment Advisory and Administrative Services” is deleted.

5.  The following replaces the first and second paragraphs under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Manager.  The portfolio manager of the Fund is listed below.  The portfolio manager manages other investment accounts in addition to the Fund.  The following table shows, as of August 31, 2014, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Charles B. Gaffney
Registered Investment Companies	2	$1,326.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$2.5	0	$0

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager as of August 31, 2014 and in the Eaton Vance family of funds as of December 31, 2013.

	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
Charles B. Gaffney	$100,001 - $500,000	$500,001 - $1,000,000

6.  The paragraphs entitled “Compensation Structure for PRA.” and “Method Used to Determine Compensation.” immediately following under “Portfolio Managers.” in “Investment Advisory and Administrative Services” are deleted.

7.  The following replaces the first sentence under “Administrative Services” in “Investment Advisory and Administrative Services”:

Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund but does not currently receive compensation for providing administrative services to the Fund.

October 7, 2014